Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Entity Registrant Name	trivago N.V.
Trading Symbol	TRVG
Entity Central Index Key	0001683825
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	No
Class A Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	30,026,635
Class B Common Stock
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	209,008,088